Annual Fund Operating Expenses - WisdomTree Cybersecurity Fund - WisdomTree Cybersecurity Fund	Jan. 15, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.45%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.